Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit and Restricted Stock Awards Activity

The following table summarizes the Company’s RSU activity:

Nonvested Restricted Stock Units

	Restricted Stock	Weighted Average Award Date Fair Value
	Units	Per Share
Restricted Stock at January 1, 2022	399,000	$5.20
Added	-	—
Forfeiture	(35,166)	5.16
Vested	-	—
Restricted Stock at June 30, 2022	363,834	$5.21

The fair value of RSUs is determined based on the closing market price of the Company’s stock on the grant date.

Restricted Stock Awards (RSAs)

The following table summarizes the Company’s RSA activity:

Nonvested Restricted Stock Awards

		Weighted Average		Weighted Average
	Restricted Stock	Award Date Fair Value	Director	Award Date Fair Value
	Awards	Per Share	Stock Awards	Per Share
Restricted Stock at January 1, 2022	328,500	$5.31	-	$—
Added	550,000	$1.29	59,625	$2.48
Forfeiture	—	—	—	$—
Vested	(43,750)	$5.43	(33,875)	$2.46
Restricted Stock at June 30, 2022	834,750	$2.90	25,750	$2.51

The following table summarizes the Company’s RSU activity:

		Weighted Average
	Restricted Stock	Award Date Fair
	Units	Value Per Share
Restricted Stock at January 1, 2021	-	$-
Added	403,000	$5.21
Forfeiture	(500)	$5.16
Vested	(3,500)	$5.73
Restricted Stock at December 31, 2021	399,000	$5.20

The following table summarizes the Company’s RSA activity:

		Weighted Average		Weighted Average
	Restricted Stock	Award Date Fair Value	Director	Award Date Fair Value
	Awards	Per Share	Stock Awards	Per Share
Restricted Stock at January 1, 2021	-			$—
Added	578,250	$5.45	22,184	$5.70
Forfeiture	(187,500)	$5.73		$—
Vested	(62,250)	$5.33	(22,184)	$5.70
Restricted Stock at December 31, 2021	328,500	$5.31	-	$—